Interest and other income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Interest and Other Income

$ million
	2025		2024	2023
Interest income	1,960		2,372	2,313
Dividend income (from investments in equity securities)	82		83	49
Net gains/(losses) on sale and revaluation of non-current assets and businesses	3,190	[A]	(288)	257
Net foreign exchange losses on financing activities	(537)		(1,025)	(458)
Other	532		582	677
Total	5,227		1,724	2,838
[A]Mainly includes gain on the divestment of UK offshore oil and gas assets and US midstream operations.